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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ____

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          P.O. Box 475 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       February 14, 2006
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]


Form 13F File Number                    Name

28-
   -----------------                    ----------------------------------
[Repeat as Necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  $667,401,239


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

     01       28-10955             Genesis Investment Management, LLP


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GENESIS ASSET MANAGERS, LLP
VALUATION OF INVESTMENTS AS AT 31 DECEMBER 2005

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


ITEM 1 - STOCK NAME              ITEM 2 - TITLE    ITEM 3 -      ITEM 4 -     ITEM 5 -  ITEM 6 - INV   ITEM 7 -  ITEM 8 -
                                  OR CLASS         CUSIP          FMV         SHARES     DISCRETION    MANAGER   VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes         ADR         US1055301097  104,240,003    2,790,897      Sole         1      Sole    1,920,297
                                                                                                                 None      870,600

Cia de Bebidas das Americas          ADR         US20441W2035   44,377,715    1,166,300      Sole         1      Sole      814,400
                                                                                                                 None      351,900

Companhia Brasileira De Dist.        ADR         US20440T2015   64,924,860    1,973,400      Sole         1      Sole    1,345,600
                                                                                                                 None      627,800

Embotelladora Andina                 ADR Rep A   US29081P2048   11,591,728      888,255      Sole         1      Sole      582,605
                                                                                                                 None      305,650

Embotelladora Andina                 ADS Rep B   US29081P3038   44,517,390    3,193,500      Sole         1      Sole    1,793,400
                                                                                                                 None    1,400,100

GAIL India                           GDR         US36268T2069   81,835,787    2,295,534      Sole         1      Sole    1,883,334
                                                                                                                 None      412,200

Kookmin Bank Spons                   ADR         US50049M1099    5,969,329       79,900      Sole         1      None       79,900

Korea Electric Power Spon            ADR         US5006311063    3,671,916      188,400      Sole         1      Sole      130,000
                                                                                                                 None       58,400

Mobile Telesystems                   ADR         US6074091090   84,604,100    2,417,260      Sole         1      Sole    2,011,960
                                                                                                                 None      405,300

Moscow City Telephone                ADR         US61946A1060   18,739,517      984,270      Sole         1      Sole      984,270

Orascom Construction Inds            GDR         US68554N1063    4,803,300       64,044      Sole         1      Sole       64,044


Quilmes Industrial (New Preferred)   ADR         US74838Y2072   11,073,373      324,542      Sole         1      Sole      186,482
                                                                                                                 None      138,060

SK Telecom Co                        ADR         US78440P1084   15,919,534      784,600      Sole         1      Sole      466,600
                                                                                                                 None      318,000

Telefonos de Mexico                  ADS  (L)    US8794037809  139,064,941    5,634,722      Sole         1      Sole    3,762,922
                                                                                                                 None    1,871,800

Wimm-Bill-Dann Foods                 ADR         US97263M1100   32,067,747    1,334,488      Sole         1      Sole    1,334,488
                                     TOTAL Market Value         667,401,239

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